RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
During the six months ended June 30, 2018 and June 30, 2017, the following amounts were paid and recorded:

(in thousands of $)	2018	2017
Contractual charter hire payments	16,425	15,826
Expensed charter hire payments	14,589	13,990
Prepaid charter hire payments	1,836	1,836

We are the commercial manager for vessels owned and operated by Ship Finance. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Number of dry bulk vessels managed	14	14
Daily commercial management fee per dry bulk vessel	75-125	75-125
Number of container vessels managed	7	9
Daily commercial management fee per container vessel	$75	$75

Seatankers Management Co Ltd
We are the commercial manager for vessels owned and operated by Seatankers. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Number of dry bulk vessels managed	16	22
Daily commercial management fee per dry bulk vessel	$125	$125
A summary of net amounts charged by related parties in the six months ended June 30, 2018 and June 30, 2017 is as follows:

(in thousands of $)	2018	2017
Golden Opus Inc	6	482
Frontline Management (Bermuda) Ltd	1,707	1,796
Ship Finance International Limited	14,589	13,990
Seateam Management Pte Ltd	1,901	1,407
Seatankers Management Co Ltd	10,855	1,945
Capesize Chartering Ltd	24	20

Net amounts charged by related parties comprise of charterhire costs, general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in the six months ended June 30, 2018 and June 30, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	360	370
Seatankers Management Co Ltd	359	478
Capesize Chartering Ltd	1,308	2,794

Net amounts charged to related parties mainly comprise of commercial management fees and net income under the revenue sharing agreement with CCL.

A summary of balances due from related parties as of June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Frontline Ltd.	3,061	1,095
Ship Finance International Limited	—	60
United Freight Carriers	1	—
Seatankers Management Co Ltd	1,313	825
Golden Opus Inc	—	10
Capesize Chartering Ltd	1,730	—
	6,105	1,990

A summary of balances owed to related parties as of June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Golden Opus Inc	—	29
Frontline Ltd.	39	1,822
Capesize Chartering Ltd	—	879
Affiliates of Hemen	—	44,000
	39	46,730